Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories
Raw materials, ancillary materials and consumables	€ 15,222	€ 16,527
Work-in-progress and semi-finished products	11,053	9,425
Finished goods	80,534	81,223
Other		9
Total inventories	€ 106,809	€ 107,184